Goldman Sachs SP 500 Premium Income ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goldman Sachs SP 500 Premium Income ETF | Goldman Sachs SP 500 Premium Income ETF
Prospectus [Line Items]
Annual Return [Percent]	16.39%	21.64%